Quarterly Holdings Report
for
Fidelity® International Discovery K6 Fund
January 31, 2022
IGI-K6-NPRT1-0422
1.9893915.102
Common Stocks - 95.8%
	Shares	Value ($)
Australia - 1.6%
Bapcor Ltd.	293,578	1,471,009
Hyperion Metals Ltd. (a)	671,045	427,998
Lynas Rare Earths Ltd. (a)	275,384	1,778,733
National Storage REIT unit	2,108,785	3,696,838
Rio Tinto Ltd.	13	1,034
Technology One Ltd.	85,604	640,404
TOTAL AUSTRALIA		8,016,016
Austria - 1.6%
Erste Group Bank AG	110,299	5,155,438
Wienerberger AG	79,367	2,873,644
TOTAL AUSTRIA		8,029,082
Bailiwick of Jersey - 0.6%
Experian PLC	70,609	2,949,190
Belgium - 2.2%
Azelis Group NV	26,472	674,049
KBC Groep NV	77,979	6,781,784
UCB SA	37,701	3,751,448
TOTAL BELGIUM		11,207,281
Brazil - 0.1%
Rede D'Oregon Sao Luiz SA (b)	86,958	725,783
British Virgin Islands - 0.0%
Fix Price Group Ltd. GDR (Reg. S)	32,476	185,389
Canada - 2.8%
Canadian Natural Resources Ltd.	152,850	7,775,071
Constellation Software, Inc.	2,964	5,105,010
Definity Financial Corp.	26,528	601,453
Topicus.Com, Inc.	5,505	446,714
TOTAL CANADA		13,928,248
Cayman Islands - 0.5%
Antengene Corp. (a)(b)	442,506	347,789
Medlive Technology Co. Ltd. (b)	112,768	183,092
Silergy Corp.	15,255	2,063,566
TOTAL CAYMAN ISLANDS		2,594,447
China - 0.2%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	10,065	353,146
WuXi AppTec Co. Ltd. (H Shares) (b)	49,939	716,289
TOTAL CHINA		1,069,435
Denmark - 0.6%
ORSTED A/S (b)	26,891	2,865,101
Finland - 0.4%
Musti Group OYJ	30,242	903,828
Neste Oyj	27,392	1,235,366
TOTAL FINLAND		2,139,194
France - 10.3%
Antin Infrastructure Partners SA	11,093	337,700
AXA SA	204,592	6,479,631
BNP Paribas SA	97,580	6,966,179
Capgemini SA	32,244	7,248,977
Elior SA (a)(b)	73,471	443,186
Exclusive Networks SA	75,212	1,233,782
Hydrogen Refueling Solutions	8,323	220,368
L'Oreal SA	11,705	4,999,752
LVMH Moet Hennessy Louis Vuitton SE	15,379	12,631,964
Societe Generale Series A	150,425	5,583,824
Teleperformance	9,174	3,454,828
Total SA	18,500	1,052,048
Worldline SA (a)(b)	23,679	1,147,726
TOTAL FRANCE		51,799,965
Germany - 7.8%
Allianz SE	17,242	4,426,930
Brenntag SE	42,977	3,682,108
Daimler AG (Germany)	86,566	6,907,422
Deutsche Post AG	131,601	7,919,828
Instone Real Estate Group BV (b)	35,018	623,130
Linde PLC	8,332	2,649,743
Merck KGaA	8,114	1,779,386
Nexus AG	21,466	1,521,719
Shop Apotheke Europe NV (a)(b)	11,143	1,448,723
Siemens AG	39,815	6,321,475
Siemens Healthineers AG (b)	24,762	1,591,262
SUSE SA (a)	16,905	557,555
Talanx AG	82	3,925
TOTAL GERMANY		39,433,206
Hong Kong - 2.7%
AIA Group Ltd.	678,781	7,086,346
Hong Kong Exchanges and Clearing Ltd.	59,865	3,416,839
Techtronic Industries Co. Ltd.	178,965	2,952,941
TOTAL HONG KONG		13,456,126
Hungary - 1.0%
OTP Bank PLC (a)	68,777	3,977,596
Richter Gedeon PLC	45,942	1,210,883
TOTAL HUNGARY		5,188,479
India - 4.4%
Avenue Supermarts Ltd. (a)(b)	20,142	1,117,534
Delhivery Private Ltd. (c)(d)	17,300	136,229
Eicher Motors Ltd.	24,359	870,437
FSN E-Commerce Ventures Private Ltd.	8,046	179,790
HDFC Bank Ltd. sponsored ADR	121,789	8,358,379
Housing Development Finance Corp. Ltd.	177,903	6,073,983
PVR Ltd. (a)	27,829	599,474
Reliance Industries Ltd.	30,132	971,677
Reliance Industries Ltd. sponsored GDR (b)	21,260	1,367,736
Star Health & Allied Insurance Co. Ltd.	38,718	402,316
Sunteck Realty Ltd. (a)	115,162	795,063
Vijaya Diagnostic Centre Pvt Ltd.	155,279	1,084,800
Zomato Ltd. (a)(c)	140,700	153,499
TOTAL INDIA		22,110,917
Ireland - 3.2%
Cairn Homes PLC	1,448,712	2,028,720
CRH PLC	120,543	6,050,102
Dalata Hotel Group PLC (a)	593,356	2,830,274
DCC PLC (United Kingdom)	253	21,273
Flutter Entertainment PLC (a)	11,908	1,814,465
ICON PLC (a)	5,490	1,458,803
Kingspan Group PLC (Ireland)	11,492	1,106,186
Ryanair Holdings PLC (a)	3,200	59,435
Ryanair Holdings PLC sponsored ADR (a)	6,791	758,011
TOTAL IRELAND		16,127,269
Isle of Man - 0.2%
Entain PLC (a)	44,651	966,665
Italy - 1.0%
BFF Bank SpA (b)	173,782	1,328,728
Intesa Sanpaolo SpA	1,059,763	3,149,447
Reply SpA	2,497	419,622
TOTAL ITALY		4,897,797
Japan - 18.8%
Daiichi Sankyo Kabushiki Kaisha	92,454	2,077,442
FUJIFILM Holdings Corp.	61,827	4,144,637
Fujitsu Ltd.	17,983	2,377,324
Hitachi Ltd.	128,594	6,683,806
Hoya Corp.	58,957	7,644,857
Itochu Corp.	150,293	4,828,383
JEOL Ltd.	54,208	2,955,549
Keyence Corp.	9,855	5,054,853
Minebea Mitsumi, Inc.	226,985	5,554,457
Misumi Group, Inc.	49,137	1,594,097
Mitsubishi UFJ Financial Group, Inc.	293,890	1,781,350
Money Forward, Inc. (a)	9,639	438,635
Olympus Corp.	170,043	3,805,060
ORIX Corp.	380,503	7,848,683
Persol Holdings Co. Ltd.	121,820	3,144,883
Recruit Holdings Co. Ltd.	128,175	6,335,512
Renesas Electronics Corp. (a)	367,260	4,214,974
Shin-Etsu Chemical Co. Ltd.	37,477	6,270,254
SMC Corp.	3,719	2,074,315
Sony Group Corp.	79,710	8,917,036
TIS, Inc.	76,662	2,016,261
Z Holdings Corp.	636,702	3,233,597
ZOZO, Inc.	73,132	1,948,780
TOTAL JAPAN		94,944,745
Korea (South) - 0.9%
Samsung SDI Co. Ltd.	2,458	1,219,699
SK Hynix, Inc.	33,313	3,447,685
TOTAL KOREA (SOUTH)		4,667,384
Luxembourg - 0.7%
B&M European Value Retail SA	172,028	1,317,326
Eurofins Scientific SA	24,389	2,448,725
TOTAL LUXEMBOURG		3,766,051
Netherlands - 6.1%
Airbus Group NV (a)	45,604	5,823,320
ASML Holding NV (Netherlands)	19,973	13,527,600
IMCD NV	7,438	1,279,484
ING Groep NV (Certificaten Van Aandelen)	385,926	5,707,500
NXP Semiconductors NV	12,773	2,624,085
RHI Magnesita NV	22,735	1,048,644
Universal Music Group NV	41,964	1,036,055
TOTAL NETHERLANDS		31,046,688
New Zealand - 0.8%
EBOS Group Ltd.	79,847	2,052,682
Ryman Healthcare Group Ltd.	297,619	1,946,079
TOTAL NEW ZEALAND		3,998,761
Norway - 2.4%
Equinor ASA	354,637	9,776,571
Schibsted ASA (A Shares)	61,320	1,816,581
Volue A/S (a)	59,495	354,631
TOTAL NORWAY		11,947,783
Spain - 1.7%
Aena SME SA (a)(b)	7,105	1,148,044
Amadeus IT Holding SA Class A (a)	68,853	4,734,348
Cellnex Telecom SA (b)	58,250	2,641,382
TOTAL SPAIN		8,523,774
Sweden - 3.9%
ASSA ABLOY AB (B Shares)	157,548	4,313,997
EQT AB	64,454	2,525,730
HEXPOL AB (B Shares)	105,672	1,260,850
Indutrade AB	151,484	3,768,589
Kry International AB (c)(d)	71	20,216
Lagercrantz Group AB (B Shares)	152,263	1,723,399
Nibe Industrier AB (B Shares)	89,691	852,473
Nordnet AB	102,301	1,594,367
Stillfront Group AB (a)	258,938	1,260,340
Svenska Handelsbanken AB (A Shares)	244,715	2,608,065
TOTAL SWEDEN		19,928,026
Switzerland - 7.9%
Dufry AG (a)	15,120	783,550
Lonza Group AG	4,530	3,123,172
Nestle SA (Reg. S)	92,351	11,926,058
Partners Group Holding AG	2,904	4,048,754
Roche Holding AG (participation certificate)	40,428	15,645,615
Sika AG	7,313	2,558,630
Zur Rose Group AG (a)	6,937	1,698,146
TOTAL SWITZERLAND		39,783,925
Taiwan - 1.5%
MediaTek, Inc.	61,618	2,449,355
Taiwan Semiconductor Manufacturing Co. Ltd.	222,676	5,152,789
TOTAL TAIWAN		7,602,144
United Kingdom - 9.7%
Anglo American PLC (United Kingdom)	146,939	6,477,880
AstraZeneca PLC (United Kingdom)	23,536	2,737,896
Big Yellow Group PLC	110,210	2,223,743
Bytes Technology Group PLC	58,563	367,055
Compass Group PLC	259,532	5,898,553
Dechra Pharmaceuticals PLC	30,296	1,701,698
Diageo PLC	120,227	6,066,822
Dr. Martens Ltd.	225,973	938,850
Harbour Energy PLC (a)	219,463	1,070,893
JD Sports Fashion PLC	1,276,183	3,272,349
JTC PLC (b)	175,369	1,855,465
Lloyds Banking Group PLC	3,417,822	2,371,873
M&G PLC	1,817,057	5,318,016
Prudential PLC (a)	284,015	4,787,282
Smart Metering Systems PLC	152,173	1,514,979
Starling Bank Ltd. Series D (a)(c)(d)	106,300	325,955
Vistry Group PLC	155,432	2,155,020
Zegona Communications PLC	15,669	18,568
TOTAL UNITED KINGDOM		49,102,897
United States of America - 0.2%
NICE Systems Ltd. sponsored ADR (a)	4,369	1,118,726
TOTAL COMMON STOCKS (Cost $465,287,145)		484,120,494

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
China - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	1,533	227,896
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	8,434	83,665
		311,561
Estonia - 0.2%
Bolt Technology OU Series E (c)(d)	3,347	864,843
TOTAL CONVERTIBLE PREFERRED STOCKS		1,176,404
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (c)(d)	413	117,592
TOTAL PREFERRED STOCKS (Cost $1,346,117)		1,293,996

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e) (Cost $19,900,391)	19,896,412	19,900,391

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $486,533,653)	505,314,881
NET OTHER ASSETS (LIABILITIES) - 0.0%	199,519
NET ASSETS - 100.0%	505,514,400

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,904,116 or 3.9% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,929,895 or 0.4% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	869,539
ByteDance Ltd. Series E1	11/18/20	167,977
Delhivery Private Ltd.	5/20/21	84,445
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	119,789
Kry International AB	5/14/21	30,836
Kry International AB Series E	5/14/21	188,812
Starling Bank Ltd. Series D	6/18/21	190,052
Zomato Ltd.	12/09/20 - 2/10/21	98,598

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.